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            [Life Investors Insurance Company of America Letterhead]




                                 April 30, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Life Investors Variable Life Account A (File No. 333-93567)

Gentlemen:

         On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 29, 2002.

         Please contact the undersigned at (319) 398-8063 if you have any questions about this filing.

                                             Sincerely,


                                             /s/ John D. Cleavenger
                                             ----------------------------------
                                             John D. Cleavenger
                                             Division Counsel